UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22881

American Funds Developing World Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

Michael W. Stockton

American Funds Developing World Growth and Income Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

IMAGE OMITTED [imga0c56fc41.jpg]

American Funds Developing World Growth and Income FundSM

Investment portfolio

February 28, 2019

unaudited

Common stocks 93.74% Financials 22.31%	Shares	Value (000)
Discovery Ltd.	4,711,858	$51,512
Sberbank of Russia PJSC (ADR)	3,037,100	38,753
Sberbank of Russia PJSC	3,235,447	10,198
MONETA Money Bank, AS, non-registered shares	13,096,781	46,381
Credicorp Ltd.	186,300	45,288
Bank Central Asia Tbk PT	19,991,200	39,187
First Abu Dhabi Bank PJSC, non-registered shares	9,278,790	38,399
Ping An Insurance (Group) Co. of China, Ltd., Class H	3,505,000	36,904
AIA Group Ltd.	3,506,800	35,069
B3 SA - Brasil, Bolsa, Balcao	3,538,100	30,887
Hong Kong Exchanges and Clearing Ltd.	839,600	28,943
ICICI Bank Ltd.	5,631,269	27,722
Industrial and Commercial Bank of China Ltd., Class H	35,978,000	27,683
HDFC Bank Ltd.	560,884	16,383
HDFC Bank Ltd. (ADR)	56,600	5,723
Akbank TAS	16,220,085	20,874
TCS Group Holding PLC (GDR)1	602,000	11,137
TCS Group Holding PLC (GDR)	227,500	4,209
Nova Ljubljanska banka dd (GDR)2	1,070,500	14,989
JSE Ltd.	1,182,122	13,548
Moscow Exchange MICEX-RTS PJSC	9,246,885	12,794
DBS Group Holdings Ltd.	669,400	12,299
Housing Development Finance Corp. Ltd.	447,769	11,591
Bank of the Philippine Islands	6,975,442	11,329
Guaranty Trust Bank PLC	98,300,100	9,632
Bank of China Ltd., Class H	18,834,000	8,782
Itaú Unibanco Holding SA, preferred nominative (ADR)	842,344	7,918
KBC Groep NV	105,500	7,814
China Pacific Insurance (Group) Co., Ltd., Class H	1,912,600	7,200
China Merchants Bank Co., Ltd., Class H	1,010,000	4,632
Kotak Mahindra Bank Ltd.	212,468	3,624
IndusInd Bank Ltd.	64,800	1,343
Edelweiss Financial Services Ltd.	419,000	806
		643,553
Consumer staples 12.78%
Carlsberg A/S, Class B	493,734	59,811
Nestlé SA	445,284	40,314
Danone SA	491,805	37,105
Diageo PLC	703,500	27,185
Reckitt Benckiser Group PLC	341,300	26,106
Unilever PLC	468,700	24,916
Shoprite Holdings Ltd.	1,821,885	22,195
Philip Morris International Inc.	234,800	20,414
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	4,400,663	17,797
Dis-Chem Pharmacies Ltd.	8,310,774	15,214
British American Tobacco PLC	390,969	14,305

American Funds Developing World Growth and Income Fund — Page 1 of 7

unaudited

Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Godrej Consumer Products Ltd.	1,500,781	$14,197
Mondelez International, Inc.	289,900	13,672
Fomento Económico Mexicano, SAB de CV	1,211,800	10,992
WH Group Ltd.	9,358,500	8,310
Kweichow Moutai Co., Ltd., Class A	46,752	5,279
United Spirits Ltd.2	564,567	4,336
PZ Cussons PLC	1,106,800	2,798
Colgate-Palmolive (India) Ltd.	141,723	2,504
Eastern Company SAE	1,500,000	1,395
		368,845
Consumer discretionary 12.28%
Astra International Tbk PT	100,786,357	51,226
Galaxy Entertainment Group Ltd.	5,828,000	41,391
Cyrela Brazil Realty SA, ordinary nominative	8,511,900	38,751
Midea Group Co., Ltd., Class A	4,250,765	30,376
Huazhu Group Ltd. (ADR)	689,000	24,163
Ctrip.com International, Ltd. (ADR)2	694,100	23,690
Gourmet Master Co. Ltd.	2,913,000	21,912
Matahari Department Store Tbk PT	49,305,288	20,153
Sands China Ltd.	3,743,900	18,696
Pacific Textiles Holdings Ltd.	16,093,791	15,049
Hyundai Motor Co., Series 2	208,614	14,913
Bloomberry Resorts Corp.	66,381,500	14,632
Shenzhou International Group Holdings Ltd.	877,000	10,949
Alibaba Group Holding Ltd. (ADR)2	42,400	7,760
YUM! Brands, Inc.	68,500	6,473
Detsky Mir PJSC	4,411,930	5,950
Minth Group Ltd.	935,500	3,706
MercadoLibre, Inc.	6,360	2,918
TVS Motor Co., Ltd.	216,000	1,376
Chow Sang Sang Holdings International Ltd.	131,016	204
		354,288
Information technology 11.22%
Taiwan Semiconductor Manufacturing Co., Ltd.	13,569,800	105,378
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	492,500	19,232
Samsung Electronics Co., Ltd.	2,176,408	87,273
Samsung Electronics Co., Ltd., nonvoting preferred	322,350	10,318
MediaTek Inc.	4,371,000	39,767
Broadcom Inc.	94,250	25,953
Vanguard International Semiconductor Corp.	10,128,000	22,805
VTech Holdings Ltd.	845,000	8,854
AAC Technologies Holdings Inc.	687,500	4,086
		323,666
Communication services 8.99%
América Móvil, SAB de CV, Series L (ADR)	4,707,500	67,694
Tencent Holdings Ltd.	886,000	37,902
Singapore Telecommunications Ltd.	14,016,800	31,310
PT Surya Citra Media Tbk	228,386,800	28,411
HKBN Ltd.	13,114,000	20,415
China Tower Corp. Ltd., Class H2	84,340,000	19,985
Bharti Airtel Ltd.	3,805,994	17,019
Naspers Ltd., Class N	62,426	13,489

American Funds Developing World Growth and Income Fund — Page 2 of 7

unaudited

Common stocks (continued) Communication services (continued)	Shares	Value (000)
Yandex NV, Class A2	391,400	$13,464
HKT Trust and HKT Ltd., units	5,883,580	9,189
MultiChoice Group Ltd.2	62,426	465
		259,343
Industrials 8.07%
CCR SA, ordinary nominative	10,442,612	39,561
Airbus SE, non-registered shares	296,648	38,331
CTCI Corp. (Taiwan)	21,127,000	33,088
AKR Corporindo Tbk PT	72,497,500	28,602
International Container Terminal Services, Inc.	11,570,860	25,952
Aggreko PLC	1,822,000	17,317
DKSH Holding AG	219,839	12,897
Azul SA, preference shares (ADR)2	350,700	10,440
Aeroflot - Russian Airlines PJSC	5,519,600	8,129
Epiroc AB2	824,626	8,001
BOC Aviation Ltd.	908,500	7,859
DP World PLC	161,365	2,584
		232,761
Health care 5.76%
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. Class H	14,623,500	51,882
Hypera SA, ordinary nominative	4,739,400	33,942
OdontoPrev SA, ordinary nominative	7,635,650	33,745
BeiGene, Ltd. (ADR)2	204,100	27,972
Jiangsu Hengrui Medicine Co., Ltd., Class A	923,821	9,934
Shanghai Pharmaceutical (Group) Co., Ltd., Class H	3,950,900	8,879
		166,354
Materials 4.43%
Alrosa PJSC	27,108,247	39,101
LafargeHolcim Ltd.	531,005	26,283
Vale SA, ordinary nominative	1,545,279	19,377
Nexa Resources SA	1,768,200	19,061
Newcrest Mining Ltd.	734,830	12,677
ACC Ltd.	566,215	11,322
		127,821
Real estate 3.66%
Vinhomes JSC2	8,955,800	33,777
Longfor Group Holdings Ltd.	10,810,500	32,088
China Overseas Land & Investment Ltd.	6,846,000	25,205
China Resources Land Ltd.	3,278,000	12,236
Fibra Uno Administración, SA de CV REIT	1,695,730	2,346
		105,652
Energy 3.10%
China Petroleum & Chemical Corp., Class H	28,902,000	24,963
Petróleo Brasileiro SA (Petrobras), preferred nominative	2,909,100	20,958
Rosneft Oil Co. PJSC (GDR)	2,815,200	16,863
CNOOC Ltd. (ADR)	84,400	14,661
OMV Petrom SA	59,691,423	4,879

American Funds Developing World Growth and Income Fund — Page 3 of 7

unaudited

Common stocks (continued) Energy (continued)	Shares	Value (000)
Oil Search Ltd.	792,929	$4,708
China Oilfield Services Ltd., Class H	2,346,000	2,322
		89,354
Utilities 1.14%
AES Corp.	798,500	13,758
Enel Américas SA (ADR)	1,012,800	8,882
Cia. Energética de Minas Gerais - CEMIG, preferred nominative	2,170,104	8,320
China Gas Holdings Ltd.	598,800	1,968
		32,928
Total common stocks (cost: $2,482,758,000)		2,704,565
Convertible stocks 0.06% Health care 0.06%
Piramal Enterprises Ltd., convertible debenture, 7.80% 20193	1,307	1,661
Total convertible stocks (cost: $2,166,000)		1,661
Bonds, notes & other debt instruments 1.93% Bonds & notes of governments & government agencies outside the U.S. 1.17%	Principal amount (000)
Turkey (Republic of) 10.70% 2021	TRY16,500	2,749
Turkey (Republic of) 9.50% 2022	46,920	7,403
Turkey (Republic of) 10.70% 2022	56,541	9,069
Turkey (Republic of) 11.00% 2022	75,070	12,298
Turkey (Republic of) 7.10% 2023	15,650	2,181
		33,700
Corporate bonds & notes 0.76% Utilities 0.76%
Cemig Geração e Transmissão SA 9.25% 20241	$19,605	21,842
Total corporate bonds & notes		21,842
Total bonds, notes & other debt instruments (cost: $47,044,000)		55,542
Short-term securities 4.38%
Bank of New York Co., Inc. 2.38% due 3/1/2019	75,000	74,995
Export Development Canada 2.46% due 3/26/2019	10,500	10,481
Québec (Province of) 2.44% due 3/28/20191	21,500	21,460
Sumitomo Mitsui Banking Corp. 2.41% due 3/7/20191	19,400	19,391
Total short-term securities (cost: $126,335,000)		126,327
Total investment securities 100.11% (cost: $2,658,303,000)		2,888,095
Other assets less liabilities (0.11)%		(3,066)
Net assets 100.00%		$2,885,029

1	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $73,830,000, which represented 2.56% of the net assets of the fund.
2	Security did not produce income during the last 12 months.
3	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $1,661,000, which represented .06% of the net assets of the fund.

American Funds Developing World Growth and Income Fund — Page 4 of 7

unaudited

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. As of February 28, 2019, the fund did not have any open forward currency contracts. The average month-end notional amount of open forward currency contracts while held was $6,663,000.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

American Funds Developing World Growth and Income Fund — Page 5 of 7

unaudited

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 28, 2019 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$643,553	$—	$—	$643,553
Consumer staples	368,845	—	—	368,845
Consumer discretionary	354,288	—	—	354,288
Information technology	323,666	—	—	323,666
Communication services	259,343	—	—	259,343
Industrials	232,761	—	—	232,761
Health care	166,354	—	—	166,354
Materials	127,821	—	—	127,821
Real estate	105,652	—	—	105,652
Energy	89,354	—	—	89,354
Utilities	32,928	—	—	32,928
Convertible stocks	—	1,661	—	1,661
Bonds, notes & other debt instruments	—	55,542	—	55,542
Short-term securities	—	126,327	—	126,327
Total	$2,704,565	$183,530	$—	$2,888,095

Key to abbreviations
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
TRY = Turkish lira

American Funds Developing World Growth and Income Fund — Page 6 of 7

unaudited

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

© 2019 Capital Group. All rights reserved.

MFGEFPX-100-0419O-S66153	American Funds Developing World Growth and Income Fund — Page 7 of 7

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS DEVELOPING WORLD GROWTH AND INCOME FUND

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: April 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: April 25, 2019

By /s/ Hong T. Le
Hong T. Le, Treasurer and Principal Financial Officer

Date: April 25, 2019